Commitments (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Commitments (Textual)
Rent expense	$ 25,074	$ 18,456	$ 48,099	$ 36,912		$ 69,313	$ 74,439
Payroll taxes, interest and penalties	$ 560,589		$ 560,589			$ 590,799	$ 655,446
Rent increases monthly, percentage			4.00%			4.00%
Subsequent Event [Member]
Commitments (Textual)
Rent, per month					$ 6,719